Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Future Minimum Lease Payments
For the fiscal year ending December 31,	Office Premises
2022	$239,988
2023	239,988
2024	239,988
2025	179,991
899,955

Amounts On Its Balance Sheet At The Surrender Date
Right of Use Assets	$77,043
Lease obligations	80,081